Prepayments, deposits and other current assets	12 Months Ended
Mar. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments, deposits and other current assets

Note 7 — Prepayments, deposits and other current assets

Prepayments, deposits and other current assets consisted of the following:

	As of March 31,
	2022	2021

Advances to suppliers	$34,661	$132,718
Deposits	21,061	26,924
Prepaid expenses	157,156	63,994
Other receivables, net of allowance of $nil (2022) and $nil (2021)	11,514	77,734
Prepaid expenses	$224,392	$301,370